Derivative financial instruments - Effects of derivatives on statement of financial position (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Derivative financial instruments.
Current assets	$ 39	$ 106
Non-current assets	392	453
Current liabilities	470	104
Non-current liabilities	344	686
Derivatives not designated as hedge
Derivative financial instruments.
Current assets	39	106
Non-current assets	392	453
Current liabilities	470	104
Non-current liabilities	344	686
Derivatives not designated as hedge | Foreign exchange and interest rate risk
Derivative financial instruments.
Current assets	35	69
Non-current assets	89	141
Current liabilities	433	104
Non-current liabilities	163	475
Derivatives not designated as hedge | Foreign exchange and interest rate risk | CDI & TJLP vs. USD fixed and floating rate swap
Derivative financial instruments.
Current assets	9	38
Current liabilities	383	95
Non-current liabilities	98	410
Derivatives not designated as hedge | Foreign exchange and interest rate risk | IPCA swap
Derivative financial instruments.
Current assets	7	9
Non-current assets	84	82
Current liabilities	35
Non-current liabilities	47	41
Derivatives not designated as hedge | Foreign exchange and interest rate risk | Eurobonds Swap
Derivative financial instruments.
Non-current assets	4	27
Current liabilities	5	4
Derivatives not designated as hedge | Foreign exchange and interest rate risk | Pre dollar swap
Derivative financial instruments.
Current assets	19	22
Non-current assets	1	32
Current liabilities	10	5
Non-current liabilities	18	24
Derivatives not designated as hedge | Commodity price risk
Derivative financial instruments.
Current assets	3	37
Non-current assets		3
Current liabilities	37
Non-current liabilities	2
Derivatives not designated as hedge | Commodity price risk | Nickel
Derivative financial instruments.
Current assets	2	22
Non-current assets		3
Current liabilities	8
Non-current liabilities	2
Derivatives not designated as hedge | Commodity price risk | Bunker Oil
Derivative financial instruments.
Current assets	1	15
Current liabilities	29
Derivatives not designated as hedge | Others
Derivative financial instruments.
Current assets	1
Non-current assets	303	309
Non-current liabilities	$ 179	$ 211